Document And Entity Information	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	Narragansett Bancorp, Inc.
Entity Central Index Key	0002138186
Entity Emerging Growth Company	true
Entity File Number	333-296731
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	42-3540071
Entity Address, Address Line One	330 Swansea Mall Drive
Entity Address, City or Town	Swansea
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02777
City Area Code	(888)
Local Phone Number	806-2872
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE